Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

December 9, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Transamerica Series Trust (the “Trust”), on behalf of

Transamerica Janus Balanced VP (the “Portfolio”)

1933 Act File No.:            033-00507

1940 Act File No.:            811-04419

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Portfolio, dated December 9, 2011, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Prospectus contained in the Form N-1A registration statement for the Trust (Post-Effective Amendment No. 99) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on November 17, 2011 via EDGAR (Accession Number 0001193125-11-315722).

Please direct any questions concerning this filing to the undersigned at (727) 299-1836.

Very truly yours,

/s/ Tanya L. Goins

Tanya L. Goins

Senior Counsel